Information Regarding Net Revenue and Gross Profit by Segment (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net revenue	$ 14,934,000	$ 16,854,000
Gross profit	6,084,000	6,602,000
Gross profit margin	41.00%	39.00%
Operating expenses:
Research and development	1,992,000	1,502,000
Selling and marketing	4,995,000	5,035,000
General and administrative	3,065,000	3,043,000
Impairment of goodwill			0
Restructuring and severance	172,000	437,000
Total operating expenses	10,224,000	10,017,000
Loss from operations	(4,140,000)	(3,415,000)
Non-operating income (expense):
Interest expense, net	(424,000)	(2,084,000)
Foreign currency loss, net	(1,276,000)	(93,000)
Loss from continuing operations before income taxes and noncontrolling interest	(5,840,000)	(5,592,000)
Premises
Segment Reporting Information [Line Items]
Net revenue	4,672,000	3,467,000
Gross profit	2,699,000	2,144,000
Gross profit margin	58.00%	62.00%
Identity
Segment Reporting Information [Line Items]
Net revenue	2,594,000	5,020,000
Gross profit	1,003,000	2,237,000
Gross profit margin	39.00%	45.00%
Credentials
Segment Reporting Information [Line Items]
Net revenue	7,157,000	7,161,000
Gross profit	2,042,000	1,606,000
Gross profit margin	29.00%	22.00%
All Other
Segment Reporting Information [Line Items]
Net revenue	511,000	1,206,000
Gross profit	$ 340,000	$ 615,000
Gross profit margin	67.00%	51.00%